Offerings - Offering: 1	Mar. 20, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	1,500,000
Proposed Maximum Offering Price per Unit	1.00000
Maximum Aggregate Offering Price	$ 1,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 207.15
Offering Note	None